OFI Global Asset Management, Inc.

225 Liberty Street

New York, NY 10281-1008

August 31, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington DC 20549

Re:	Oppenheimer Global Value Fund (the “Registrant”)
Reg. No. 333-144517; File No. 811-22092

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 16 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on August 25, 2016.

Sincerely,

/s/ John G. Kiernan

------------------------------------

John G. Kiernan

Vice President and

Associate Counsel

212-323-5020

jkiernan@ofiglobal.com

cc: Kramer Levin

Gloria LaFond

Edward Gizzi, Esq.